Consolidated statements of profit or loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	€ 318,797	€ 328,618	€ 468,487
Cost of sales	(203,095)	(215,763)	(304,154)
Gross Profit	115,702	112,855	164,333
Other income	4,801	7,116	6,524
Selling expenses	(90,229)	(91,373)	(124,924)
Administrative expenses	(35,994)	(37,607)	(35,474)
Impairment on trade receivables	(289)	(33)	(331)
Other expenses	(260)	(457)	(1,678)
Operating profit/(loss)	(6,269)	(9,499)	8,450
Finance income	829	941	868
Finance costs	(10,201)	(9,267)	(8,541)
Net exchange rate gains/(losses)	554	(144)	2,428
Net finance income/(costs)	(8,818)	(8,470)	(5,245)
Share of profit/(loss) of equity-method investees	389	2,897	356
Profit/(loss) before tax	(14,698)	(15,072)	3,561
Income tax expense	(684)	(1,090)	(2,273)
Profit/(loss) for the year	(15,382)	(16,162)	1,288
Profit/(loss) attributable to:
Owners of the Company	(15,150)	(16,069)	(540)
Non-controlling interests	€ (232)	€ (93)	€ 1,828
Profit/(loss) per share
Basic earnings/(loss) per ordinary share	€ (0.28)	€ (0.29)	€ (0.01)
Diluted earnings/(loss) per ordinary share	€ (0.28)	€ (0.29)	€ (0.01)